Income Taxes (Components of (Loss) Income from Continuing Operations before Income Taxes) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Line Items]
Domestic	$ (102)	$ (238)	$ (3)
International	(16)	180	187
(Loss) income from continuing operations before income taxes	$ (118)	$ (58)	$ 184